Note 14 - Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	2016	2017	2018

Assumptions:
Risk-free interest rate	0.818%	-0.147%	0.327%
Expected lives (years)	15	15	15
Expected volatility	53.794%	52.202%	50.582%
Expected dividends	1.023%	1.045%	1.316%

Share-based Compensation, Stock Options, Activity [Table Text Block]
			Yen	Years	Thousands of Yen
	Number of Options	Number of Shares	Exercise Price	Remaining Life	Total Intrinsic Value
Unexercised options outstanding—March 31, 2016	557	111,400	¥1
Granted	162	32,400	1
Exercised	-	-	-
Forfeited or expired	-	-	-
Unexercised options outstanding—March 31, 2017	719	143,800	1
Granted	169	33,800	1
Exercised	(12)	(2,400)	1
Forfeited or expired	-	-	-
Unexercised options outstanding—March 31, 2018	876	175,200	1

Exercisable options—March 31, 2018	707	141,400	1	25.80	¥304,898
Expected to vest after July 15, 2018	169	33,800	1	29.31	72,882